Blue Chip Growth Fund Expense Example - Class 1 [Member] - Blue Chip Growth Fund - Class 1	Aug. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	254
Expense Example, with Redemption, 5 Years	443
Expense Example, with Redemption, 10 Years	$ 989